Deconsolidation (Tables)	6 Months Ended
Jun. 30, 2024
Deconsolidation [Abstract]
Schedule of Net Assets	Net assets of the entities disposed and gain on disposal was as follows:
	RMB	USD
Total current assets	3,583,579	505,962
Total other assets	115,270	16,275
Total assets	3,698,849	522,237
Total current liabilities	301,464	42,563
Total net assets	3,397,385	479,674
Total consideration	-	-
Total loss on disposal	17,801,786	2,526,259